Other Current Assets	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets	Other current assets
The following table provides the breakdown of Other current assets as at December 31, 2022 and 2021:

In millions	December 31,	2022	2021
Prepaid expenses		$186	$142
Income taxes receivable		46	—
Derivative instruments (Note 23)		33	—
Assets held for sale (Note 6)		—	260
Other		55	20
Total other current assets		$320	$422